Investments that Trade at Net Asset Value as a Practical Expedient	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Investments that Trade at Net Asset Value as a Practical Expedient
Investments that Trade at Net Asset Value as a Practical Expedient
4.	Investments that Trade at Net Asset Value as a Practical Expedient

The following tables set forth additional disclosures of the investments whose fair value is estimated using net asset value per share or its equivalent as a practical expedient as of December 31, 2025 and 2024 for the Plan:

	Fair Value Estimated Using NAV per Share
	December 31, 2025
				Other	Redemption
		Unfunded	Redemption	Redemption	Notice
Investment	Fair Value	Commitment	Frequency	Restrictions	Period
Collective investment trust fund - target date funds	$417,936,140	$—	Daily	none	none
Collective investment trust fund - stable value	$1,456,313	$—	Daily	Cannot make direct exchange into competing fund for 90 days	1 year

Fair Value Estimated Using NAV per Share
December 31, 2024
				Other	Redemption
		Unfunded	Redemption	Redemption	Notice
Investment	Fair Value	Commitment	Frequency	Restrictions	Period
Collective investment trust fund - stable value	$1,607,943	$—	Daily	Cannot make direct exchange into competing fund for 90 days	1 year